Schedule of changes in share capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Balance	$ 19,760	$ 18,725	$ 16,631
Common shares issued, net of costs	18,167	3,550	22
RSU exercised (note 22b)
Share-based compensation (note 22a)	2,322	591	795
Share-based compensation exercised (note 22a)	304	62
Equity warrant granted (note 21d)		791
Shelf prospectus shares issued (note 21c)		6,615
Balance	20,377	19,760	18,725
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Balance	$ 45,285	$ 9,026	$ 6,855
Balance, shares	35,433,947	27,191,075	26,800,000
Common shares issued, net of costs	$ 18,167	$ 3,550	$ 22
Common shares issued, net of costs, shares	7,816,798	990,726	2,200
Equity warrants exercised	$ 1,979	$ 176	$ 83
Broker warrants exercised, shares	2,773,098	235,000	110,000
Acquisition		$ 19,950	$ 2,066
OFIT GM and OFIT RT acquisition, shares		3,575,632	278,875
RSU exercised (note 22b)	$ 727	$ 1,874
RSU exercised, shares	354,275	508,381
Share-based compensation (note 22a)		$ 384
Share-based compensation, shares		81,551
Share-based compensation exercised (note 22a)	$ 1,846	$ 2,919
Share-based compensation exercised, shares	1,319,159	457,215
Equity warrant granted (note 21d)		$ 791
Equity warrant granted
Shelf prospectus shares issued (note 21c)		$ 6,615
Shelf prospectus shares issued, shares		2,394,367
Balance	$ 68,004	$ 45,285	$ 9,026
Balance, shares	47,697,277	35,433,947	27,191,075